Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 02, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2023